Subsidiary undertakings	12 Months Ended
Dec. 31, 2018
Disclosure of subsidiary undertakings [Abstract]
Disclosure of interests in subsidiaries [text block]
Note
21	Subsidiary undertakings

The following chart illustrates main companies of the Group structure as of 31 December 2018:

Non-controlling interest that used to be held by LG International until 28 November 2018:

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Consolidated Statement of Comprehensive Income: Total comprehensive income for the year 2018 includes a profit of US$ 35,284,000 (US$ 13,536,000 in 2017 and US$ 2,791,000 in 2016), a loss of US$ 4,273,000 (US$ 6,200,000 in 2017 and US$ 10,379,000 in 2016) and a loss of US$ 758,000 (US$ 945,000 in 2017 and US$ 3,966,000 in 2016) corresponding to non-controlling interest that used to be held by LGI in GeoPark Colombia Coöperatie U.A., GeoPark Chile S.A. and GeoPark TdF S.A., respectively.

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Consolidated Statement of Financial Position: Total Equity as of 31 December 2017 included US$ 29,330,000, US$ 15,953,000 and a negative amount of US$ 3,368,000 corresponding to non-controlling interest that used to be held by LGI in GeoPark Colombia Coöperatie U.A., GeoPark Chile S.A. and GeoPark TdF S.A., respectively.

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Consolidated Statement of Changes in Equity: Dividends distributed to non-controlling interest of US$ 8,089,000 in 2018 (US$ 479,000 in 2017 and US$ 6,406,000 in 2016) correspond to non-controlling interest that used to be held by LGI in GeoPark Colombia Coöperatie U.A.

Details of the subsidiaries and joint operations of the Group are set out below:

	Name and registered office	Ownership interest
Subsidiaries	GeoPark Argentina Limited (Bermuda)	100%
	GeoPark Argentina Limited – Argentinean Branch (Argentina)	100% (a)
	GeoPark Latin America Limited (Bermuda)	100%
	GeoPark Latin America Limited – Agencia en Chile (Chile)	100% (a)
	GeoPark S.A. (Chile)	100% (a) (b)
	GeoPark Brazil Exploração y Produção de Petróleo e Gás Ltda. (Brazil)	100% (a)
	GeoPark Chile S.A. (Chile)	100% (a)
	GeoPark Fell S.p.A. (Chile)	100% (a)
	GeoPark Magallanes Limitada (Chile)	100% (a)
	GeoPark TdF S.A. (Chile)	100% (a)
	GeoPark Colombia S.A. (Chile)	100% (a) (b)
	GeoPark Colombia S.A.S. (Colombia)	100% (a)
	GeoPark Latin America S.L.U. (Spain)	100% (a)
	GeoPark Colombia Coöperatie U.A. (The Netherlands)	100% (a)
	GeoPark S.A.C. (Peru)	100% (a)
	GeoPark Perú S.A.C. (Peru)	100% (a)
	GeoPark Operadora del Perú S.A.C. (Peru)	100% (a)
	GeoPark Peru S.L.U. (Spain)	100% (a)
	GeoPark Brasil S.L.U. (Spain)	100% (a)
	GeoPark Colombia E&P S.A. (Panama)	100% (a)
	GeoPark Colombia E&P Sucursal Colombia (Colombia)	100% (a)
	GeoPark Mexico S.A.P.I. de C.V. (Mexico)	100% (a) (b)
	GeoPark E&P S.A.P.I. de C.V. (Mexico)	100% (a) (b)
	GeoPark (UK) Limited (United Kingdom)	100%
Joint operations	Tranquilo Block (Chile)	50% (c)
	Flamenco Block (Chile)	50% (c)
	Campanario Block (Chile)	50% (c)
	Isla Norte Block (Chile)	60% (c)
	Llanos 34 Block (Colombia)	45% (c)
	Llanos 32 Block (Colombia)	12.5%
	Puelen Block (Argentina)	18%
	Sierra del Nevado Block (Argentina)	18%
	CN-V Block (Argentina)	50%
	Manati Field (Brazil)	10%
	POT-T-747 Block (Brazil)	70% (c)
	REC-T-128 Block (Brazil)	70% (c)

(a)	Indirectly owned.
(b)	Dormant companies.
(c)	GeoPark is the operator.

Corporate structure reorganization

During 2017, the Company decided to incorporate a subsidiary in the United Kingdom (international investor centre) to actively conduct the strategic business and financial decisions of the Group. Also, to enhance protection to the Group’s investments in Latin America and because of a predicted change of the Dutch dividend withholding tax act that would unjustifiably affect the Group’s operating cash flow, GeoPark decided to re-domiciliate the Group´s sub-holdings from the Netherlands to Spain (jurisdiction with a broad network of Investment Promotion and Protection Agreements with Latin American countries).